Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax
The tax on the Group's pre-tax profit differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities. In March 2021, the Social Contribution tax rate in Brazil increased 5 percentage points, thus the combined income tax rate increased from 40

a) Income tax reconciliation

The tax on the Group's pre-tax profit differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities. In March 2021, the Social Contribution tax rate in Brazil increased 5 percentage points, thus the combined income tax rate increased from 40% to 45%. The change was effective from July 1 to December 31, 2021, and it mainly affects the subsidiaries Nu Pagamentos, Nu Financeira, Nu DTVM and Nu Invest. Thus, the following is a reconciliation of income tax expense to profit (loss) for the period, calculated by applying the combined Brazilian income tax rate of 45% for the year ended December 31, 2021, and 40% for the year ended December 31, 2020 and 2019:

	2021	2020	2019
Net loss before income tax	(170,164)	(193,178)	(129,299)
Tax rate (i)	45%	40%	40%
Income tax	76,574	77,271	51,720

Permanent additions/exclusions
Share-based payments	(41,418)	(8,639)	(5,509)
Customers gifts	(250)	(375)	(1,685)
Operational losses and others	(6,385)	(4,741)	(2,343)
Changes in income tax rate	(11,127)	-	(2,546)
Other expenses from Nu Holdings not subject to taxation	(8,103)	(8,049)	-
Effect of different tax rates - subsidiaries	(4,541)	(3,781)	-
Results with convertible instruments	-	(29,008)	-
Other non-deductible expenses	(2,250)	(1,022)	(2,869)
Income tax for the year	2,500	21,656	36,768

Current tax expense	(219,824)	(22,338)	(3,572)
Deferred tax benefit	224,654	44,025	40,341
Income tax in the statement of profit or loss	4,830	21,687	36,769
Deferred tax recognized in OCI	(2,330)	(31)	(1)
Income tax for the year	2,500	21,656	36,768
Effective tax rate	-2.8%	-11.2%	-28.4%
(i)	The tax rate used was the one applicable to the financial Brazilian subsidiaries, which represent the most significant portion of the operations of the Group. The tax rate used is not materially different from the average effective tax rate considering all jurisdictions where the Group has operations. The effect of other tax rates is shown in the table above as “effect of different tax rates – subsidiaries”.

Schedule of deferred income taxes

The following tables present significant components of the Group’s deferred tax assets and liabilities as of December 31, 2021, 2020 and 2019, and the changes for the years then ended. The accounting records of deferred tax assets on income tax losses and/or social contribution loss carryforwards, as well as those arising from timing differences, are based on technical feasibility studies which consider the expected generation of future taxable income, considering the history of profitability for each subsidiary individually. The Group has no time limit for use of the deferred tax assets, but the use of the deferred tax asset related to tax loss and negative basis of social contribution is limited to 30% of taxable profit per year for the Brazilian entities.

Reflected in the statement of profit or loss	12/31/2020	Business combination	Constitution	Realization	Foreign exchange	12/31/2021

Provisions for credit losses	68,155	41	197,920	(52,730)	(8,927)	204,459
Provision PIS/COFINS - Financial Revenue	6,398	-	-	-	(433)	5,965
Other provisions	33,323	585	44,456	(17,752)	(3,525)	57,087
Fair value changes - financial instruments	8,659	-	141	6,206	250	15,256
Total deferred tax assets on temporary differences	116,535	626	242,517	(64,276)	(12,635)	282,767

Tax loss and negative basis of social contribution	8,596	4,201	68,049	(110)	(2,751)	77,985
Deferred tax assets	125,131	4,827	310,566	(64,386)	(15,386)	360,752

Futures settlement market	-	-	(10,736)	(7,851)	(263)	(18,850)
Fair value changes - financial instruments	(8,741)	-	141	6,206	250	(2,144)
Others	-	-	(8,473)	(813)	946	(8,340)
Deferred tax liabilities	(8,741)	-	(19,068)	(2,458)	933	(29,334)
Deferred tax assets net of deferred tax liabilities	116,390	4,827	291,498	(66,844)	(14,453)	331,418

	12/31/2020	Constitution	12/31/2021
Reflected in equity, in other comprehensive income
Fair value changes - cash flow hedge	(32)	(1,025)	(1,057)
Fair value instruments at FVTOCI	-	(1,305)	(1,305)
Total	(32)	(2,330)	(2,362)

Reflected in the statement of profit or loss	12/31/2019	Constitution	Realization	Foreign exchange	12/31/2020

Provisions for credit losses	63,846	79,383	(60,808)	(14,266)	68,155
Provision PIS/COFINS - Financial Revenue	8,252	-	-	(1,854)	6,398
Other provisions	14,944	27,125	(5,242)	(3,504)	33,323
Fair value changes - financial instruments	2,177	8,945	(1,791)	(672)	8,659
Total deferred tax assets on temporary differences	89,219	115,453	(67,841)	(20,296)	116,535

Tax loss and negative basis of social contribution	4,979	7,150	(3,724)	191	8,596
Deferred tax assets	94,198	122,603	(71,565)	(20,105)	125,131

Fair value changes - financial instruments	(698)	(7,013)	-	(1,030)	(8,741)
Deferred tax liabilities	(698)	(7,013)	-	(1,030)	(8,741)
Deferred tax assets net of deferred tax liabilities	93,500	115,590	(71,565)	(21,135)	116,390

	12/31/2019	Constitution	12/31/2020
Reflected in equity, in other comprehensive income
Fair value changes - cash flow hedge	(1)	(31)	(32)
Total	(1)	(31)	(32)

Reflected in the statement of profit or loss	12/31/2018	Constitution	Realization	Foreign exchange	12/31/2019

Provisions for credit losses	35,375	81,165	(51,636)	(1,058)	63,846
Provision PIS/COFINS - Financial Revenue	5,627	2,905	-	(280)	8,252
Other provisions	6,603	8,784	-	(443)	14,944
Fair value changes - financial instruments	331	2,225	(326)	(53)	2,177
Total deferred tax assets on temporary differences	47,936	95,079	(51,962)	(1,834)	89,219

Tax loss and negative basis of social contribution	7,280	-	(2,063)	(238)	4,979
Deferred tax assets	55,216	95,079	(54,025)	(2,072)	94,198

Fair value changes - financial instruments	(1)	(714)	-	17	(698)
Deferred tax liabilities	(1)	(714)	-	17	(698)
Deferred tax assets net of deferred tax liabilities	55,215	94,365	(54,025)	(2,055)	93,500

	12/31/2018	Constitution	12/31/2019
Reflected in equity, in other comprehensive income
Fair value changes - cash flow hedge	-	(1)	(1)
Total	-	(1)	(1)